Financial Instruments Financial Instruments at Fair Value (Details) - USD ($)	Sep. 30, 2016		Sep. 30, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	$ 3,029,000		$ 378,000
Derivative Asset, Noncurrent	1,822,000		368,000
Derivative Liability, Current	(56,771,000)		(9,568,000)
Derivative Liability, Noncurrent	(184,048,000)		(110,539,000)
Regulated Distribution Segment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	3,029,000	[1]	378,000
Derivative Asset, Noncurrent	1,822,000		368,000
Derivative Liability, Current	(56,771,000)	[1]	(9,568,000)
Derivative Liability, Noncurrent	(184,048,000)	[1]	(110,539,000)
Derivative Assets (Liabilities), at Fair Value, Net	(235,968,000)		(119,361,000)
Cash Held In Margin Accounts Used to Offset Risk Management Liabilities	25,700,000		0
Nonregulated Segment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash Held in Margin Accounts	$ 24,700,000		$ 43,500,000

[1]	Includes $25.7 million of cash held on deposit to collateralize certain distribution financial instruments, which were used to offset current and noncurrent risk management liabilities.